Leases (Tables)	12 Months Ended
Dec. 31, 2017
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Schedule of Future Minimum Lease Payments Required under Finance Leases

As of December 31, 2017, the scheduled future minimum lease payments required under finance leases are as follows:

	Future minimum lease payments	Interest	Present value of minimum lease payments
Up to one year	$46,274	$16,180	$45,416
One to five years	186,344	54,830	169,383
Over five years	388,005	26,924	310,388

Total minimum lease payments	$620,623	$97,934	$525,187

As of December 31, 2016, the scheduled future minimum lease payments required under finance leases are as follows:

	Future minimum lease payments	Interest	Present value of minimum lease payments
Up to one year	$39,016	$14,524	$38,407
One to five years	152,880	48,979	139,322
Over five years	366,131	32,727	288,638

Total minimum lease payments	$558,027	$96,230	$466,367

Schedule of Future Minimum Lease Payments Required under Aircraft and Non-aircraft Operating Leases

As of December 31, 2017, the scheduled future minimum lease payments required under aircraft and non-aircraft operating leases that have initial non-cancellable lease terms in excess of one year are as follows:

	Aircraft	Others
Up to one year	$111,568	$14,988
One to five years	270,310	74,943
More than five years	18,957	17,509

Total minimum lease payments	$400,835	$107,440

Schedule of Future Minimum Lease Receivables under Non-cancellable Leases

As of December 31, 2017, future minimum lease receivables under non-cancellable leases are as follows:

	2017	2016
Up to one year	$3,480	$3,480
One to five years	5,075	8,555

Total minimum lease rental payments	$8,555	$12,035